INCOME TAXES - Unrecognized deductible temporary differences and unused tax losses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Deductible temporary differences	$ 17,281,466	$ 10,616,227	$ 7,843,252
Unused tax credits	2,416,825	2,416,825	2,416,825
Tax losses	342,742,914	318,477,703	273,792,687
Total	$ 362,441,205	$ 331,510,755	$ 284,052,764